SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTSDuring February 2023, the Company announced that it was undertaking a reduction in the Company’s employee base by approximately 30 employees representing approximately 11% of the Company’s workforce. The Company estimates that in connection with the reduction it will incur approximately $400 in severance-related charges.